[LOGO]USAA(R)

                   USAA FLORIDA TAX-FREE
                        MONEY MARKET Fund

                                                        [GRAPHIC]

   A n n u a l    R e p o r t

--------------------------------------------------------------------------------
   March 31, 2002                                          USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                      [GRAPHIC]
                              NONE OF THE INCOME FROM OUR

                           TAX-EXEMPT MUTUAL FUNDS HAS BEEN

   [PHOTO]                 SUBJECT TO THE AMT...A COMMITMENT

                              WE PLAN TO KEEP IN THE FUTURE.
                                      [GRAPHIC]
--------------------------------------------------------------------------------

         At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

         If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

         Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax
         (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

....C O N T I N U E D
====================------------------------------------------------------------

         Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

         On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board



         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

         USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                  2

FINANCIAL INFORMATION

  Distributions to Shareholders                                             9

  Independent Auditors' Report                                             10

  Portfolio of Investments                                                 11

  Notes to Portfolio of Investments                                        17

  Financial Statements                                                     18

  Notes to Financial Statements                                            21

DIRECTORS' INFORMATION                                                     26



THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA FLORIDA TAX-FREE MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality Florida tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value of $1.*

         * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                             3/31/02                 3/31/01
--------------------------------------------------------------------------------
Net Assets                                $128.2 Million          $114.2 Million
Net Asset Value Per Share                      $1.00                   $1.00

--------------------------------------------------------------------------------
           Average Annual Total Returns and 7-Day Yield as of 3/31/02
--------------------------------------------------------------------------------
1 YEAR         5 YEARS          SINCE INCEPTION ON 10/1/93         7-DAY YIELD
1.98%           3.05%                     3.03%                       1.09%

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

....C O N T I N U E D
====================------------------------------------------------------------
                     OVERVIEW

                                       [CHART]

                  7-Day Yield Comparison
                  ----------------------

                 USAA FLORIDA
                TAX-FREE MONEY         IMONEYNET
                  MARKET FUND           AVERAGE
                --------------         ---------
 3/26/01            3.36                  2.79
 4/30/01            4.01                  3.36
 5/21/01            2.94                  2.45
 6/25/01            2.88                  2.40
 7/30/01            2.45                  2.10
 8/27/01            2.01                  1.69
 9/24/01            1.86                  1.62
10/29/01            1.81                  1.51
11/26/01            1.49                  1.17
12/31/01            1.33                  1.11
 1/28/02            0.97                  0.83
 2/25/02            1.07                  0.80
 3/25/02            1.08                  0.92

         DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/25/02.


         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

   [PHOTO]        Regina G. Shafer, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2001, TO MARCH 31, 2002?

         The USAA Florida Tax-Free Money Market Fund performed well for the 12 months ending March 31, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 16 out of 184 state-specific tax-exempt money market funds. The Fund had a return of 1.98%, compared to an average return of 1.65% for the category over the same period.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         At the time of the last annual report, the U.S. economy had officially entered a recession. Signs of strength during the summer led some to predict a rebound in early 2002. However, in early September, economic data showed a sharp downturn, and the terrorist attacks of September 11, 2001, disrupted normal business activities. The Federal Reserve Board (the Fed) acted to support the economy and lowered the federal funds rate four times after the attacks. By the end of 2001, it stood at 1.75%.



         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

....C O N T I N U E D
====================------------------------------------------------------------
                     COMMENTARY on the Fund

         Improved business conditions in December and positive economic surprises in early 2002 led to speculation that the Fed would raise interest rates sometime later in the year. In addition, the collapse of Enron and the related accounting scandal made investors more cautious, creating a flight to quality.

         Interest rates fell dramatically in 2001 but began to inch up in early 2002. Last April, we saw tax-exempt one-year notes at 3.04%, and yields generally fell until they hit their low of 1.45% in January. They have since risen to 2.15%, according to the Bond-Buyer One-Year Note Index. A similar downward trend could be seen in the yields of other issues such as commercial paper and variable-rate demand notes (VRDNs). These have also started to rebound from their January lows.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         To protect against falling rates, we added longer-term securities with fixed rates. We also bought medium-term commercial paper to keep the Fund from being locked into low interest rates for an extended period, although limited supply affected purchases. The portfolio contains a sizable position in VRDNs, which have interest rates that reset each day or week to current market levels. The portfolio is now positioned across a range of maturities so it can capture rising yields no matter when the Fed begins to tighten rates.

         The Fund has not experienced credit quality problems over the period, despite the market's concern about Enronlike accounting problems. We continue to be very selective about our purchases; our dedicated team of analysts scrutinizes all issues we consider.





         THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

....C O N T I N U E D
====================------------------------------------------------------------

WHAT IS THE OUTLOOK?

         An increasing number of positive economic signs may be signaling the end of the recession. The market is already anticipating rate increases later in the year, although the Fed may not act until inflation is a concern. The Fund is positioned to respond to the resulting rise in short-term interest rates.

7

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                      PORTFOLIO MIX
                         3/31/02
                      -------------

                         [CHART]

Variable-Rate Demand Notes                73.7%
Fixed-Rate Instruments                    18.9%
Put Bonds                                  7.0%






         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-16.

....C O N T I N U E D
====================------------------------------------------------------------

         [CHART]

   CUMULATIVE PERFORMANCE
   ----------------------

               USAA FLORIDA
              TAX-FREE MONEY
                MARKET FUND
              --------------
10/1/93          10,000.00
 Oct-93          10,013.74
 Nov-93          10,030.88
 Dec-93          10,048.26
 Jan-94          10,063.56
 Feb-94          10,079.19
 Mar-94          10,095.83
 Apr-94          10,112.74
 May-94          10,134.77
 Jun-94          10,153.42
 Jul-94          10,171.11
 Aug-94          10,194.21
 Sep-94          10,217.58
 Oct-94          10,241.45
 Nov-94          10,267.56
 Dec-94          10,298.14
 Jan-95          10,325.47
 Feb-95          10,353.33
 Mar-95          10,384.42
 Apr-95          10,414.49
 May-95          10,451.50
 Jun-95          10,481.11
 Jul-95          10,509.63
 Aug-95          10,540.59
 Sep-95          10,570.29
 Oct-95          10,602.64
 Nov-95          10,633.87
 Dec-95          10,665.87
 Jan-96          10,697.25
 Feb-96          10,723.49
 Mar-96          10,749.20
 Apr-96          10,779.53
 May-96          10,810.45
 Jun-96          10,836.38
 Jul-96          10,865.06
 Aug-96          10,893.68
 Sep-96          10,923.46
 Oct-96          10,952.58
 Nov-96          10,980.07
 Dec-96          11,011.29
 Jan-97          11,039.69
 Feb-97          11,065.87
 Mar-97          11,093.53
 Apr-97          11,123.96
 May-97          11,156.02
 Jun-97          11,189.19
 Jul-97          11,220.38
 Aug-97          11,248.26
 Sep-97          11,281.39
 Oct-97          11,312.89
 Nov-97          11,343.07
 Dec-97          11,377.90
 Jan-98          11,407.05
 Feb-98          11,433.20
 Mar-98          11,463.51
 Apr-98          11,496.90
 May-98          11,528.56
 Jun-98          11,562.02
 Jul-98          11,591.72
 Aug-98          11,621.19
 Sep-98          11,651.61
 Oct-98          11,680.73
 Nov-98          11,709.57
 Dec-98          11,738.40
 Jan-99          11,763.79
 Feb-99          11,785.02
 Mar-99          11,812.90
 Apr-99          11,840.06
 May-99          11,868.75
 Jun-99          11,900.69
 Jul-99          11,927.93
 Aug-99          11,958.08
 Sep-99          11,988.40
 Oct-99          12,017.44
 Nov-99          12,051.93
 Dec-99          12,086.99
 Jan-00          12,117.61
 Feb-00          12,148.72
 Mar-00          12,183.42
 Apr-00          12,217.11
 May-00          12,265.96
 Jun-00          12,304.71
 Jul-00          12,342.34
 Aug-00          12,381.34
 Sep-00          12,419.23
 Oct-00          12,462.47
 Nov-00          12,503.09
 Dec-00          12,540.65
 Jan-01          12,574.25
 Feb-01          12,607.57
 Mar-01          12,639.34
 Apr-01          12,678.77
 May-01          12,713.12
 Jun-01          12,740.62
 Jul-01          12,766.88
 Aug-01          12,789.21
 Sep-01          12,808.39
 Oct-01          12,829.41
 Nov-01          12,846.43
 Dec-01          12,858.54
 Jan-02          12,868.51
 Feb-02          12,879.00
 Mar-02          12,890.17

            DATA SINCE INCEPTION ON 10/1/93 THROUGH 3/31/02.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Florida Tax-Free Money Market Fund.

         Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.





         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS
         ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

9

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA FLORIDA TAX-FREE MONEY MARKET FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA FLORIDA TAX-FREE
         MONEY MARKET FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Florida Tax-Free Money Market Fund, a series of USAA State Tax-Free Trust, as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Florida Tax-Free Money Market Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                /s/ KPMG LLP

         San Antonio, Texas
         May 3, 2002

11

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities that are rated in one of the two highest categories for short-term securities, or, if not rated, are of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

         (PRE)     Prerefunded to a date prior to maturity.
         (LOC)     Enhanced by a bank letter of credit.
         (LIQ)     Enhanced by a bank or nonbank liquidity agreement.
         (NBGA)    Enhanced by a nonbank guarantee agreement.
         (INS)     Scheduled principal and interest payments are insured by:
                   (1) MBIA, Inc.
                   (2) AMBAC Financial Group, Inc.
                   (3) Financial Guaranty Insurance Co.
                   (4) Financial Security Assurance Holdings Ltd.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP       Certificate of Participation
         CP        Commercial Paper
         GO        General Obligation
         IDA       Industrial Development Authority/Agency
         MERLOT    Municipal Exempt Receipts-Liquidity Optional Tender
         MFH       Multifamily Housing
         MLO       Municipal Lease Obligation
         PCRB      Pollution Control Revenue Bond
         RB        Revenue Bond
         TAN       Tax Anticipation Note

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                    COUPON        FINAL
   AMOUNT  SECURITY                                            RATE     MATURITY      VALUE
-------------------------------------------------------------------------------------------
           VARIABLE-RATE DEMAND NOTES (73.7%)

           FLORIDA
   $2,155  Brevard County Educational Facilities
             Auth. RB, Series 2001A (LOC)                      1.70%  11/01/2031  $   2,155
    1,035  Brevard County Mental Health Facilities RB,
             Series 1994C (LOC)                                1.58    1/01/2010      1,035
    1,400  Broward County Education Research and
             Training Auth. IDRB, Series 1997 (LOC)            1.55    8/01/2004      1,400
    3,825  Broward County Housing Finance Auth.
             MFH RB, Series 1999 (LOC)                         1.50   11/01/2007      3,825
    5,000  Capital Trust Agency MFH RB,
             Series 1999A (NBGA)(b)                            1.63   12/01/2032      5,000
    2,705  Clay County Housing Finance Auth. MFH RB,
             Series 2001B (NBGA)                               1.50   11/01/2014      2,705
           Dade County IDA RB,
    2,400    Series 1982                                       2.03   11/15/2017      2,400
    1,300    Series 1985C (LOC)                                1.50    1/01/2016      1,300
    6,300    Series 1985D (LOC)                                1.50    1/01/2016      6,300
    5,210  Department of Juvenile Justice MLO Certificate
             of Lease Series 1998, MERLOT,
             Series 2000 000 (LIQ) (INS)(1,b)                  1.63    6/15/2019      5,210
    5,000  Gulf Breeze Healthcare Facilities RB,
             Series 1999 (NBGA)(b)                             1.63    1/01/2024      5,000
    1,400  Halifax Hospital Medical Center RB,
             Series 1998 (LOC)                                 1.50   12/01/2013      1,400
    1,600  Hillsborough County IDA PCRB,
             Series 1990                                       1.45    9/01/2025      1,600
    4,500  Jacksonville Health Facilities Auth.
             Hospital RB, Series 1996 (LOC)                    1.50    5/01/2021      4,500
    8,500  Jacksonville Hospital RB,
             Series 1988 (LOC)                                 1.60    2/01/2018      8,500
    4,045  Lee County IDA Health Care RB,
             Series 1999 (LOC)                                 1.55   12/01/2029      4,045
    4,700  Martin County PCRB, Series 2000                     1.50    7/15/2022      4,700
      555  Orange County Health Facilities Auth. RB,
             Series 1998 (LOC)                                 1.55   11/01/2028        555
           Orange County IDA RB,
    3,000    Series 1998 (LOC)                                 1.55   10/01/2018      3,000
    3,940    Series 2000A (LOC)                                1.55    3/01/2025      3,940

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                    COUPON        FINAL
   AMOUNT  SECURITY                                            RATE     MATURITY      VALUE
-------------------------------------------------------------------------------------------

   $5,000  Palm Beach County School Board MLO COP,
             Series 2002B (LIQ)(INS)(4)                        1.40%   8/01/2027  $   5,000
           Putnam County Development Auth. RB,
    5,065    Series 1984H-1 (NBGA)                             1.65    3/15/2014      5,065
    6,155    Series 1984H-2 (NBGA)                             1.65    3/15/2014      6,155
    4,550  St. Petersburg Health Facilities Auth. RB,
             Series 1999 (LOC)                                 1.58    1/01/2024      4,550
    1,000  Volusia County Housing Finance Auth.RB,
             Series 1985C (LOC)(a)                             1.55    9/01/2005      1,000
    4,150  Wauchula IDA RB, Series 1993 (LOC)                  1.50   12/01/2013      4,150
                                                                                   --------
           Total variable-rate demand notes (cost: $94,490)                          94,490
                                                                                   --------

           PUT BONDS (7.0%)

           FLORIDA
           Indian River County Hospital RB,
    1,000    Series 1989A (LOC)                                1.35   10/01/2019      1,000
    4,000    Series 1990 (LOC)                                 1.35   10/01/2024      4,000
    4,000  Putnam County Development Auth. PCRB,
             Series 1984D (NBGA)                               1.85   12/15/2009      4,000
                                                                                   --------
           Total put bonds (cost: $9,000)                                             9,000
                                                                                   --------

           FIXED-RATE INSTRUMENTS (18.9%)

           FLORIDA
    2,405  Alachua County School District GO,
             Series 2001 (INS)(4)                              4.00    1/01/2003      2,444
    2,460  Broward County School District GO,
             Series 2002                                       3.00    2/15/2003      2,492
      700  Jacksonville Electric Auth. RB,
             Series 16, Issue 2                                5.00   10/01/2002        710
    1,260  Leesburg Capital Improvement Hospital RB,
             Series 1991A (PRE)                                7.38    7/01/2011      1,297
      550  Local Government Finance Commission
             Pooled CP Notes, Series A (LOC)                   1.40    8/07/2002        550
      750  Miami Beach GO, Series 1992 (INS)(3)                5.25    9/01/2002        761
    2,800  Miami-Dade County School District TAN,
             Series 2001                                       3.50    6/27/2002      2,807
      830  Ocala Electric System RB,
             Series 2001 (INS)(4)                              3.50   10/01/2002        834

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                    COUPON        FINAL
   AMOUNT  SECURITY                                            RATE     MATURITY      VALUE
-------------------------------------------------------------------------------------------
   $  190  Ocala Water & Sewer RB,
             Series 2001A (INS)(3)                             4.00%  10/01/2002  $     191
    2,200  Rural Utility Financing Commission
             Notes, Series 2001                                3.50    8/15/2002      2,214
    3,985  Sarasota County Health Facilities Auth. RB,
             Series 1992 (PRE)                                10.00    7/01/2022      4,140
           Sunshine Government Financing Commission
             CP Notes,
    2,000    Series D (INS)(2,3)                               1.35    6/03/2002      2,000
    3,000    Series D (INS)(2,3)                               1.40    6/11/2002      3,000
      750    Series F (INS)(2)                                 1.40    6/11/2002        750
                                                                                   --------
           Total fixed-rate instruments (cost: $24,190)                              24,190
                                                                                   --------

           TOTAL INVESTMENTS (COST: $127,680)                                      $127,680
                                                                                   ========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Hospital                                                17.2%
Electric/Gas Utility                                    13.1
Multifamily Housing                                      9.8
Appropriated Debt                                        8.0
Education                                                7.1
Special Assessment/Tax/Fee                               5.9
Health Miscellaneous                                     5.8
Electric Utilities                                       4.9
Municipal Finance                                        4.9
General Obligation                                       4.4
Buildings                                                4.3
U.S. Government                                          4.2
Community Service                                        3.5
Real Estate Tax/Fee                                      2.2
Data Processing Services                                 1.9
Water/Sewer Utility                                      1.9
Other                                                    0.5
                                                        ----
Total                                                   99.6%
                                                        ====

17

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) This security was purchased within the terms of a private placement memorandum and is subject to a seven-day demand feature. Under procedures adopted by the Trust's Board of Trustees, the Manager has determined that this security is liquid. At March 31, 2002, this security represented 0.8% of the Fund's net assets.

         (b) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees. At March 31, 2002, these securities represented 11.9% of the Fund's net assets.



         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

ASSETS

   Investments in securities                                                     $127,680
   Cash                                                                               106
   Receivables:
      Capital shares sold                                                             220
      Interest                                                                        456
                                                                                 --------
         Total assets                                                             128,462
                                                                                 --------

LIABILITIES

   Capital shares redeemed                                                            188
   USAA Investment Management Company                                                  38
   USAA Transfer Agency Company                                                         5
   Accounts payable and accrued expenses                                               44
   Dividends on capital shares                                                          4
                                                                                 --------
         Total liabilities                                                            279
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $128,183
                                                                                 ========

REPRESENTED BY:

   Paid-in capital                                                               $128,183
                                                                                 ========
   Capital shares outstanding, unlimited number of shares
      authorized, $.001 par value                                                 128,183
                                                                                 ========
   Net asset value, redemption price, and offering price per share               $   1.00
                                                                                 ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19

S T A T E M E N T
=================---------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
YEAR ENDED MARCH 31, 2002

NET INVESTMENT INCOME

   Interest income                                                                 $3,233
                                                                                   ------
   Expenses:
      Management fees                                                                 449
      Administrative and servicing fees                                                89
      Transfer agent's fees                                                            68
      Custodian's fees                                                                 47
      Postage                                                                          18
      Shareholder reporting fees                                                       17
      Trustees' fees                                                                   18
      Registration fees                                                                 1
      Professional fees                                                                42
      Insurance                                                                        14
      Other                                                                             5
                                                                                   ------
          Total expenses                                                              768
       Expenses reimbursed                                                            (13)
       Expenses paid indirectly                                                        (2)
                                                                                   ------
          Net expenses                                                                753
                                                                                   ------
             Net investment income                                                 $2,480
                                                                                   ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of Changes in NET ASSETS
                  (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                   2002             2001
                                                            ----------------------------
FROM OPERATIONS
  Net investment income                                     $     2,480      $     4,291
                                                            ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (2,480)          (4,291)
                                                            ----------------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     219,056          192,318
  Dividend reinvestments                                          2,308            3,985
  Cost of shares redeemed                                      (207,374)        (193,905)
                                                            ----------------------------
    Increase in net assets from capital share
       transactions                                              13,990            2,398
                                                            ----------------------------
  Net increase in net assets                                     13,990            2,398

NET ASSETS
  Beginning of period                                           114,193          111,795
                                                            ----------------------------
  End of period                                             $   128,183      $   114,193
                                                            ============================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   219,056          192,318
  Shares issued for dividends reinvested                          2,308            3,985
  Shares redeemed                                              (207,374)        (193,905)
                                                            ----------------------------
    Increase in shares outstanding                               13,990            2,398
                                                            ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax-Free Trust(the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of two separate funds. The information presented in this annual report pertains only to the USAA Florida Tax-Free Money Market Fund (the
         Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax, with a further objective of preserving capital and maintaining liquidity.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                  at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

               The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also,

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

               due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

               The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:


                                                          2002           2001
               -----------------------------------------------------------------

               Tax-exempt income                       $2,480,000     $4,291,000

               As of March 31, 2002, the components of net assets on a tax basis were as follows :

               Undistributed tax-exempt income                          $4,000


            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $2,000.

            E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

23

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

            F. INSURANCE EXPENSE - The Fund had in place an insurance policy effective until November 30, 2001. The purpose of this coverage was to protect the Fund against bond defaults and similar events. During the year ended March 31, 2002, the Fund had no claims under this policy.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 2002, were $481,216,000 and $467,167,000, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $127,680,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets.

               Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's annual expense ratio to 0.50% of its annual average net assets. The statement of operations for the year ended March 31, 2002, reflects a reimbursement of a portion of the Fund's expenses up to the termination of the agreement.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly, at an annualized rate of 0.10% of the Fund's monthly average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a

25

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2002

               continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MARCH 31,
                                            -----------------------------------------------------------------------------
                                                2002             2001              2000             1999             1998
                                            -----------------------------------------------------------------------------
Net asset value at
   beginning of period                      $   1.00         $   1.00          $   1.00          $  1.00          $  1.00
Income from investment operations:
   Net investment income                         .02              .04               .03              .03              .03
Less distributions:
   From net investment income                   (.02)            (.04)             (.03)            (.03)           (.03)
                                            -----------------------------------------------------------------------------
Net asset value at end of period            $   1.00         $   1.00          $   1.00          $  1.00          $  1.00
                                            =============================================================================
Total return (%)*                               1.98             3.75              3.14             3.05             3.34
Net assets at end of period (000)           $128,183         $114,193          $111,795          $98,616          $89,799
Ratio of expenses to
   average net assets (%)                        .58(a,b)         .50               .50              .50              .50
Ratio of expenses to average net
   assets excluding
   reimbursements (%)                            .59(a)           .53               .53              .51              .52
Ratio of net investment income
   to average net assets (%)                    1.91             3.69              3.13             3.00             3.28

     * Assumes reinvestment of all dividend income distributions during the period.
   (a)   Reflects total expenses prior to any custodian fee offset arrangement.
   (b) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth F. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).





          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

27

....C O N T I N U E D
====================------------------------------------------------------------
                     INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

....C O N T I N U E D
====================------------------------------------------------------------

                 DAVID G. PEEBLES(4)
                 Director and Vice President
                 Born: October 1939

                 Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3, 4, 5, 6)
                 Director
                 Born: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Born: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

29

....C O N T I N U E D
====================------------------------------------------------------------
                     INFORMATION

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Born: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Born: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                 Director
                 Born: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
                 (2) MEMBER OF EXECUTIVE COMMITTEE
                 (3) MEMBER OF AUDIT COMMITTEE
                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE
                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE
                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

....C O N T I N U E D
====================------------------------------------------------------------

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 KENNETH E. WILLMANN
                 Vice President
                 Born: August 1946

                 Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Born: July 1948

                 Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Born: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02), Assistant Vice President, Securities Counsel, USAA (2/98-7/00), and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

31

....C O N T I N U E D
====================------------------------------------------------------------

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.








                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

            TRUSTEES            Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

      ADMINISTRATOR,            USAA Investment Management Company
 INVESTMENT ADVISER,            9800 Fredericksburg Road
        UNDERWRITER,            San Antonio, Texas 78288
     AND DISTRIBUTOR

      TRANSFER AGENT            USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

           CUSTODIAN            State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

INDEPENDENT AUDITORS            KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

           TELEPHONE            Call toll free - Central Time
    ASSISTANCE HOURS            Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

      FOR ADDITIONAL            1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT            For account servicing, exchanges,
        MUTUAL FUNDS            or redemptions
                                1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL            24-hour service (from any phone)
   FUND PRICE QUOTES            1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND            (from touch-tone phones only)
   USAA TOUCHLINE(R)            For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS            USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.
                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

40867-0502                                   (C)2002, USAA. All rights reserved.